Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Equity Trust® (“Equity Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Class A and Class C Prospectus of each fund listed on Schedule A, as amended and supplemented

Effective September 5, 2017, the  following change applies to the Prospectus for the Class A and Class C shares for each series of the Alternative Funds, Equity Funds, and Income Funds (each a “Fund”) listed on Schedule A and supplements and supersedes any contrary information in the Prospectus:
The first sentence of the “Your Investment - Maintaining Your Account - Proceeds from the sale of shares” section in the Prospectus is hereby deleted and replaced with the following:

For Class A and Class C shares, the proceeds from the shares you sell are generally sent out within two business days after your order is executed, and nearly always within seven days regardless of payment type.

The date of this supplement is August 31, 2017.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY  10104
Shareholder Services: 800-877-9700
Institutional Services: 800-366-6264
Website: www.nb.com

Schedule A

Fund	Date of Prospectus
Neuberger Berman Alternative and Multi-Asset Class Funds®
Neuberger Berman Absolute Return Multi-Manager Fund	February 28, 2017
Neuberger Berman Global Allocation Fund	February 28, 2017
Neuberger Berman Hedged Option Premium Strategy Fund	April 4, 2017
Neuberger Berman Long Short Credit Fund	February 28, 2017
Neuberger Berman Long Short Fund	February 28, 2017
Neuberger Berman Multi-Asset Income Fund	February 28, 2017
Neuberger Berman Risk Balanced Commodity Strategy Fund	February 28, 2017
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund	February 28, 2017

Neuberger Berman Income Funds®
Neuberger Berman Core Bond Fund	February 28, 2017
Neuberger Berman Core Plus Fund	July 10, 2017
Neuberger Berman Emerging Markets Debt Fund	February 28, 2017
Neuberger Berman Floating Rate Income Fund	February 28, 2017
Neuberger Berman High Income Bond Fund	February 28, 2017
Neuberger Berman Municipal High Income Fund	February 28, 2017
Neuberger Berman Municipal Intermediate Bond Fund	February 28, 2017
Neuberger Berman Short Duration Bond Fund	February 28, 2017
Neuberger Berman Short Duration High Income Fund	February 28, 2017
Neuberger Berman Strategic Income Fund	February 28, 2017
Neuberger Berman Unconstrained Bond Fund	February 28, 2017

Neuberger Berman Equity Trust®
Neuberger Berman Dividend Growth Fund	December 12, 2016
Neuberger Berman Emerging Markets Equity Fund	December 12, 2016
Neuberger Berman Equity Income Fund	December 12, 2016
Neuberger Berman Focus Fund	December 12, 2016
Neuberger Berman Global Equity Fund	December 12, 2016
Neuberger Berman Global Real Estate Fund	December 12, 2016
Neuberger Berman Greater China Equity Fund	December 12, 2016
Neuberger Berman Guardian Fund	April 10, 2017
Neuberger Berman International Equity Fund	December 12, 2016
Neuberger Berman International Select Fund	December 12, 2016
Neuberger Berman International Small Cap Fund	December 8, 2016
Neuberger Berman Intrinsic Value Fund	December 12, 2016
Neuberger Berman Large Cap Value Fund	December 12, 2016
Neuberger Berman Mid Cap Growth Fund	December 12, 2016
Neuberger Berman Mid Cap Intrinsic Value Fund	December 12, 2016
Neuberger Berman Multi-Cap Opportunities Fund	December 12, 2016
Neuberger Berman Real Estate Fund	December 12, 2016
Neuberger Berman Small Cap Growth Fund	December 12, 2016
Neuberger Berman Socially Responsive Fund	December 12, 2016
Neuberger Berman Value Fund	December 12, 2016